RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Schedule of Reconciliation of Total Additions (Reductions) (Details) - EBP 610255	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total additions	$ 681,474,789
2025 adjustment from contract value to fair value for fully benefit-responsive investment contracts held in Master Trust	(19,228,483)
2024 adjustment from contract value to fair value for fully benefit-responsive investment contracts held in Master Trust	38,176,474
Total income per the Form 5500	$ 700,422,780